General	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.	Description of the Company and its operations:

MediWound Ltd. Was incorporated in Israel in January 2000. The Company which is located in Yavne, Israel (The "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs. The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, Nexobrid, has received in December 2022, an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition, it has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company commercialize Nexobrid globally through multiple sales channels.

The Company sells Nexobrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.

The Company has established local distribution channels in multiple international markets, focusing on Asia Pacific, EMEA, CEE and LATAM, which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

In the United States, the Company entered into an exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize Nexobrid in North America upon FDA approval. On September 21, 2023, the Company announced the U.S. commercial availability of Nexobrid® for the removal of eschar in adults with deep partial- and/or full-thickness thermal burns.

On September 20, 2022, The Company announced that EMA has validated for review the Type II Variation to expand the currently approved indication for Nexobrid (removal of eschar in adults with deep partial-and full-thickness thermal burn wounds) into the pediatric population.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds,

On November 21, 2023 the Company announced in relate to EscharEx clinical trial that an updated Phase III protocol will be submitted during first half of 2024 in accordance with recent discussions with the U.S. FDA and EMA. Study initiation is expected to commence in the second half of 2024.

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

On November 28, 2022, the Company’s shareholders general meeting approved a reverse stock split. Following that approval, on December 5, 2022, the Company’s board of directors approved a reverse stock split, in a range of 1-for-7 ratio. The reverse split went effective on December 20, 2022. (see also Note 19b).

During March, September and October 2022, the Company completed a series of capital public and private offerings. The gross proceeds before deducting underwriting discounts and commissions and offering expenses, were approximately $41,700. The net proceeds were approximately $37,292 (see also Note 19).

On February 7, 2023, the Company completed a registered direct offering. A total of 1,964,286 new ordinary shares were issued in consideration to offering price of $14 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses. The net proceeds were approximately $25,469.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc. which are currently inactive companies.

d.

In October 2023, Israel was attacked by a terrorist organization and entered a state of war. As of the date of these consolidated financial statements, the war in Israel is ongoing and continues to evolve. The company’s head quarter, manufacturing and R&D facilities are located in Israel. Currently, such activities in Israel remain largely unaffected. During the year ended December 31, 2023, the impact of this war on the company’s results of operations and financial condition was immaterial.

e.
The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern. From inception to December 31, 2023, the Company has incurred cash outflows from operations, losses from operations, and has an accumulated deficit of $174.8 million.

The Company believes that its existing cash and cash equivalents, short-term and restricted bank deposits of $41.7 million as of December 31, 2023, will be sufficient to fund its operations and capital expenditure for at least twelve months from the date of issuance of these consolidated financial statements.